Selected Quarterly Data (unaudited)	3 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Data (unaudited)
16.	Selected Quarterly Data (unaudited)

The following table contains quarterly financial information for 2016 and 2015. The operating results for any quarter are not necessary indicative of results for any future period.

	2016 Quarter Ended
	December 31	September 30	June 30	March 31
Operating Expenses:
Research and development	$2,341	$3,384	$3,682	$4,523
General and administrative	1,999	1,940	2,049	2,130
Restructuring charges	4,442	—	—	—
Loss on disposal of assets	—	128

Total operating expenses	8,782	5,452	5,731	6,653
Other (income)	(88)	(87)	(93)	(82)

Net loss	(8,694)	(5,365)	(5,638)	(6,571)
Net loss per share attributable to common stockholders—basic and diluted	(0.42)	(0.26)	(0.27)	(0.32)

	2015 Quarter Ended
	December 31	September 30	June 30	March 31
Operating Expenses:
Research and Development	$6,363	$4,683	$4,499	$3,402
General and Administrative	2,462	1,556	1,185	877

Total operating expenses	8,825	6,239	5,684	4,279
Other (income)	(36)	(8)	—	—

Net loss	(8,789)	(6,231)	(5,684)	(4,279)
Net loss attributable to common stockholders	(8,890)	(7,785)	(7,229)	(5,397)
Net loss per share attributable to common stockholders—basic and diluted	(0.45)	(82.16)	(78.87)	(60.99)